Expense Example - Amplify Stablecoin Technology Leaders ETF - Amplify Stablecoin Technology Leaders ETF	Dec. 19, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	$ 221